Quarterly Report
September 30, 2024
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	49,547	$10,241,861
Howmet Aerospace, Inc.	147,561	14,792,990
		$25,034,851
Alcoholic Beverages – 1.4%
Diageo PLC	185,735	$6,463,729
Pernod Ricard S.A.	35,392	5,342,177
		$11,805,906
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	9,766	$7,484,695
Brokerage & Asset Managers – 1.3%
CME Group, Inc.	47,815	$10,550,380
Business Services – 1.9%
Fiserv, Inc. (a)	87,227	$15,670,331
Computer Software – 12.9%
Adobe Systems, Inc. (a)	4,805	$2,487,933
Check Point Software Technologies Ltd. (a)	67,640	13,041,668
Dun & Bradstreet Holdings, Inc.	627,298	7,220,200
Microsoft Corp.	157,627	67,826,898
Salesforce, Inc.	61,560	16,849,588
		$107,426,287
Computer Software - Systems – 4.2%
Apple, Inc.	149,733	$34,887,789
Construction – 1.8%
Allegion PLC	54,789	$7,984,949
Summit Materials, Inc., “A” (a)	178,642	6,972,397
		$14,957,346
Consumer Products – 4.0%
Colgate-Palmolive Co.	85,535	$8,879,388
Kenvue, Inc.	610,331	14,116,956
Procter & Gamble Co.	60,325	10,448,290
		$33,444,634
Electrical Equipment – 3.7%
AMETEK, Inc.	43,563	$7,480,203
Hubbell, Inc.	7,975	3,416,091
Johnson Controls International PLC	99,441	7,717,616
TE Connectivity PLC	80,137	12,099,886
		$30,713,796
Electronics – 10.1%
Analog Devices, Inc.	58,816	$13,537,679
Applied Materials, Inc.	19,700	3,980,385
ASML Holding N.V.	8,805	7,307,835
Lam Research Corp.	10,891	8,887,927
NVIDIA Corp.	358,382	43,521,910
Texas Instruments, Inc.	32,630	6,740,379
		$83,976,115

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.1%
ConocoPhillips	164,484	$17,316,875
Energy - Integrated – 1.4%
Exxon Mobil Corp.	96,064	$11,260,622
Food & Beverages – 0.7%
Mondelez International, Inc.	81,665	$6,016,261
Health Maintenance Organizations – 1.7%
Cigna Group	40,155	$13,911,298
Insurance – 3.4%
Aon PLC	28,772	$9,954,824
Chubb Ltd.	37,469	10,805,685
Willis Towers Watson PLC	26,346	7,759,688
		$28,520,197
Internet – 5.3%
Alphabet, Inc., “A”	266,669	$44,227,054
Leisure & Toys – 1.1%
Electronic Arts, Inc.	65,187	$9,350,423
Machinery & Tools – 2.0%
Eaton Corp. PLC	39,028	$12,935,440
Wabtec Corp.	18,961	3,446,541
		$16,381,981
Major Banks – 5.5%
Bank of America Corp.	266,456	$10,572,974
Goldman Sachs Group, Inc.	27,310	13,521,454
JPMorgan Chase & Co.	102,131	21,535,343
		$45,629,771
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	35,884	$10,309,832
Medical Equipment – 6.2%
Abbott Laboratories	74,424	$8,485,080
Agilent Technologies, Inc.	72,321	10,738,222
Becton, Dickinson and Co.	39,108	9,428,939
Medtronic PLC	172,567	15,536,207
STERIS PLC	30,810	7,472,657
		$51,661,105
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	30,967	$15,291,504
Visa, Inc., “A”	66,222	18,207,739
		$33,499,243
Pharmaceuticals – 2.8%
Pfizer, Inc.	316,450	$9,158,063
Vertex Pharmaceuticals, Inc. (a)	30,708	14,281,677
		$23,439,740
Pollution Control – 0.7%
Waste Management, Inc.	27,285	$5,664,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd.	47,160	$4,034,066
Specialty Chemicals – 2.1%
DuPont de Nemours, Inc.	86,089	$7,671,391
Linde PLC	20,137	9,602,530
		$17,273,921
Specialty Stores – 7.9%
Amazon.com, Inc. (a)	199,534	$37,179,170
Costco Wholesale Corp.	15,221	13,493,721
Home Depot, Inc.	32,095	13,004,894
Target Corp.	12,887	2,008,568
		$65,686,353
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	68,672	$15,970,360
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	17,994	$3,100,906
Utilities - Electric Power – 3.2%
Alliant Energy Corp.	41,349	$2,509,471
Southern Co.	114,005	10,280,971
Xcel Energy, Inc.	215,830	14,093,699
		$26,884,141
Total Common Stocks		$826,090,645
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.07% (v)	6,158,804	$6,160,652

Other Assets, Less Liabilities – (0.1)%		(706,961)
Net Assets – 100.0%		$831,544,336
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,160,652 and $826,090,645, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$826,090,645	$—	$—	$826,090,645
Mutual Funds	6,160,652	—	—	6,160,652
Total	$832,251,297	$—	$—	$832,251,297
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,512,055	$95,061,482	$90,415,176	$1,417	$874	$6,160,652
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$214,114	$—